Financial Instruments	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Financial Instruments
NOTE 8. FINANCIAL INSTRUMENTS

a. Accounting	classifications and fair values of financial instruments
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of September 30, 2021, and December 31, 2020. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount								Fair value hierarchy
As of September 30, 2021 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	12,617,584	—	—	—	—	Ps.	12,617,584	—	12,617,584	—	12,617,584
Equity instruments (i)		—	—	384,665	—	—		384,665	—	384,665	—	384,665

Total	Ps.	12,617,584	—	384,665	—	—	Ps.	13,002,249
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	39,640,701	—		39,640,701	—	—	—	—
Customers, net		—	—	—	100,731,652	—		100,731,652	—	—	—	—
Other non-financial accounts receivable		—	—	—	2,734,379	—		2,734,379	—	—	—	—
Employees and officers		—	—	—	3,651,277	—		3,651,277	—	—	—	—
Sundry debtors		—	—	—	32,624,404	—		32,624,404	—	—	—	—
Investments in joint ventures, associates and other		—	—	—	8,649,061	—		8,649,061	—	—	—	—
Long-term notes receivable		—	—	—	846,133	—		846,133	—	—	—	—
Government Bonds		—	—	—	126,611,771	—		126,611,771	125,034,044	—	—	125,034,044
Other assets		—	—	—	6,450,487	—		6,450,487	—	—	—	—

Total	Ps.	—	—	—	321,939,865	—	Ps.	321,939,865
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(11,725,902)	—	—	—	—	Ps.	(11,725,902)	—	(11,725,902)	—	(11,725,902)

Total	Ps.	(11,725,902)	—	—	—	—	Ps.	(11,725,902)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(227,408,999)		Ps. (227,408,999)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(37,443,397)		(37,443,397)	—	—	—	—
Leases		—	—	—	—	(60,354,410)		(60,354,410)	—	—	—	—
Debt		—	—	—	—	(2,295,482,637)		(2,295,482,637)	—	(2,260,747,244)	—	(2,260,747,244)

Total	Ps.	—	—	—	—	(2,620,689,443)	Ps.	(2,620,689,443)
(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.

	Carrying amount								Fair value hierarchy
As of December 31, 2020 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	25,947,993	—	—	—	—		25,947,993	—	25,947,993	—	25,947,993
Equity instruments (i)		—	—	384,665	—	—		384,665	—	384,665	—	384,665

Total	Ps.	25,947,993	—	384,665	—	—	Ps.	26,332,658
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	39,989,781	—	Ps.	39,989,781	—	—	—	—
Customers, net		—	—	—	68,382,413	—		68,382,413	—	—	—	—
Other non-financial accounts receivable		—	—	—	1,944,413	—		1,944,413	—	—	—	—
Employees and officers		—	—	—	3,539,505	—		3,539,505	—	—	—	—
Sundry debtors		—	—	—	28,076,118	—		28,076,118	—	—	—	—
Investments in joint ventures, associates and other		—	—	—	12,015,129	—		12,015,129	—	—	—	—
Long-term notes receivable		—	—	—	886,827	—		886,827	—	—	—	—
Government Bonds		—	—	—	129,549,519	—		129,549,519	129,320,536	—	—	129,320,536
Other assets		—	—	—	3,824,913	—		3,824,913	—	—	—	—

Total	Ps.	—	—	—	288,208,618	—	Ps.	288,208,618
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(9,318,015)	—	—	—	—	Ps.	(9,318,015)	—	(9,318,015)	—	(9,318,015)

Total	Ps.	(9,318,015)	—	—	—	—	Ps.	(9,318,015)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(281,978,041)	Ps.	(281,978,041)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(30,709,497)		(30,709,497)	—	—	—	—
Leases		—	—	—	—	(63,184,128)		(63,184,128)	—	—	—	—
Debt		—	—	—	—	(2,258,727,317)		(2,258,727,317)	—	(2,232,694,117)	—	(2,232,694,117)

Total	Ps.	—	—	—	—	(2,634,598,983)	Ps.	(2,634,598,983)

(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.
Debt is recognized at amortized cost and the fair value of debt is estimated using quotes from major market sources which are then adjusted internally using standard market pricing models. As a result of relevant assumptions, the estimated fair value does not necessarily represent the actual terms at which existing transactions could be liquidated or unwound.

b.	Fair value hierarchy
PEMEX values the fair value of its financial instruments under standard methodologies commonly applied in the financial markets. PEMEX’s related assumptions and inputs therefore fall under the three Levels of the fair value hierarchy for market participant assumptions, as described below.
The fair values determined by Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs are based on quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observed for assets or liabilities. Level 3 inputs are unobservable inputs for the assets or liabilities, and include situations where there is little, if any, market activity for the assets or liabilities.
Management uses appropriate valuation techniques based on the available inputs to measure the fair values of PEMEX’s applicable financial assets and liabilities.
When available, PEMEX measures fair value using Level 1 inputs, because they generally provide the most reliable evidence of fair value.
c.	Fair value of DFIs
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses DFIs as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products). PEMEX does not have policies to designate a calculation or valuation agent.
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency and interest rate options, this is done through the Black Scholes Model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the

mark-to-market

value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.
Because PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of the variations in the underlying assets or reference variables, thus asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s DFIs’ fair-value assumptions and inputs fall under Level 2 of the fair value hierarchy for market participant assumptions.

d.	Accounting treatment applied and impact in the financial statements
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
As of September 30, 2021 and December 31, 2020, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. 891,682 and Ps. 16,629,978, respectively. As of September 30, 2021 and December 31, 2020, PEMEX did not have any DFIs designated as hedges for accounting purposes.
All of PEMEX’s DFIs are treated, for accounting purposes, as instruments entered into for trading purposes, therefore any change in their fair value, caused by any act or event, impacts directly in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
For the nine months periods ended September 30, 2021, and 2020, PEMEX recognized a net (loss) gain of Ps.
(21,632,280
) and Ps. 2,003,365, respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.
In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of September 30, 2021 and December 31, 2020, PEMEX did not recognize any embedded derivatives (foreign currency or index).

e.	IBOR reference rates transition
As a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars (over-night “O/N”, one week “1W”, two months “2M”, and twelve months “12M”) or the EURIBOR in Euros, are expected to cease to be published in 2022 and are expected to be replaced by alternative reference rates, based on risk-free rates obtained from market operations.
The discontinuation of the publication of these rates was originally scheduled for December 2021. Nevertheless, on November 2020, the ICE Benchmark Administration Limited (known as “ICE”) announced an extension until June 2023 for the publication of the most common LIBOR rates in dollars (one month “1M”, three months “3M”, and six months “6M”).
Therefore, PEMEX has identified and is reviewing contracts expiring after the applicable cessation dates, that could be impacted by the change in the aforementioned rates.
PEMEX has a reduced number of financial instruments referenced to floating rates in Euros and U.S. dollars with maturity and interest rate fixation after December 2021 and June 2023, respectively. This portfolio of financial instruments is composed of debt instruments and DFIs as shown below:

		Notional Amount As of September 30, 2021
	Reference Rate	(in millions of each currency)
	LIBOR 1M USD	3,222
	LIBOR 3M USD	552
Debt	LIBOR 6M USD	885
	EURIBOR 3M EUR	650

	LIBOR 1M USD	2,500
DFI	LIBOR 3M USD	156
	LIBOR 6M USD	244
Note: Notional amounts with maturity after December 31, 2021, for Euros and after June 30, 2023, for U.S. dollars.
In the event that
Tasa de Interés Interbancaria de Equilibrio
(“TIIE”) ceases to be published, the portfolio of financial instruments referenced to these floating rates is composed of debt instruments and DFIs as shown below:

		Notional Amount As of September 30, 2021
	Reference Rate	(in millions of each currency)
Debt	TIIE 28D MXN	6,152
	TIIE 91D MXN	27,922

DFI	TIIE 28D MXN	30,513
Note: Notional amounts with maturity after December 31, 2021.
PEMEX’s portfolio also consists of additional debt instruments that will mature during the year, as well as additional debt instruments and DFIs referenced at fixed rates, which are not listed in the tables above since PEMEX’s fixed rate portfolio will not be impacted by the IBOR transition.
Currently, PEMEX is monitoring the evolution of the IBORs transition in the market, in order to anticipate any negative impact that these changes may have. Further, PEMEX will continue working on any amendments to its contracts that may be required as a result of the transition.
Once the alternative reference rates are defined, as well as the new discount curves and any other valuation parameters, PEMEX will be able to estimate the impact that such changes will have on financial instruments’ market value and financial cost.
Regarding PMI Trading, its credit agreements to date have incorporated flexible provisions that would help to smooth the transition to an alternative rate, in the event that LIBOR rates cease to be published prematurely. PMI Trading continuously monitors the evolution of LIBOR transition to anticipate any impact on its credit agreements and to amend the credit agreements whenever it is required.